DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Jun. 29, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
NOTE 19: DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
In the normal course of business, we are exposed to global market risks, including the effect of changes in foreign currency exchange rates. We use derivative instruments to manage our exposure to such risks and formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking hedge transactions. We may also enter into derivative instruments that are not designated as hedges and do not qualify for hedge accounting. We recognize all derivatives in our Consolidated Balance Sheet at fair value. We do not hold or issue derivatives for speculative trading purposes.
At June 29, 2018, we had open foreign currency forward contracts with an aggregate notional amount of $39 million, of which $4 million were classified as fair value hedges and $35 million were classified as cash flow hedges. This compares with open foreign currency forward contracts with an aggregate notional amount of $33 million at June 30, 2017, of which $2 million were classified as fair value hedges and $31 million were classified as cash flow hedges. At June 29, 2018, contract expiration dates ranged from 3 days to 6 months with a weighted average contract life of 1 month.
Exchange Rate Risk — Balance Sheet Hedges
To manage the exposure in our balance sheet to risks from changes in foreign currency exchange rates, we implement fair value hedges. More specifically, we use foreign currency forward contracts and options to hedge certain balance sheet items, including foreign currency denominated accounts receivable and inventory. Changes in the value of the derivatives and the related hedged items are reflected in earnings, in the “Cost of services” line item in our Consolidated Statement of Income. As of June 29, 2018, we had outstanding foreign currency forward contracts denominated in the Canadian Dollar to hedge certain balance sheet items. The net gains or losses on foreign currency forward contracts designated as fair value hedges were not material in fiscal 2018 and 2017. In addition, no amounts were recognized in earnings in fiscal 2018 and 2017 related to hedged firm commitments that no longer qualify as fair value hedges.
Exchange Rate Risk — Cash Flow Hedges
To manage our exposure to currency risk and market fluctuation risk associated with anticipated cash flows that are probable of occurring in the future, we implement cash flow hedges. More specifically, we use foreign currency forward contracts and options to hedge off-balance sheet future foreign currency commitments, including purchase commitments to suppliers, future committed sales to customers and intersegment transactions. These derivatives are being used to hedge currency exposures from cash flows anticipated across our business segments. We also have hedged U.S. Dollar payments to suppliers to maintain our anticipated profit margins in our international operations. As of June 29, 2018, we had outstanding foreign currency forward contracts denominated in the Euro and Australian Dollar to hedge certain forecasted transactions.
These derivatives have only nominal intrinsic value at the time of purchase and have a high degree of correlation to the anticipated cash flows they are designated to hedge. Hedge effectiveness is determined by the correlation of the anticipated cash flows from the hedging instruments and the anticipated cash flows from the future foreign currency commitments through the maturity dates of the derivatives used to hedge these cash flows. These financial instruments are marked-to-market using forward prices and fair value quotes with the offset to other comprehensive income, net of hedge ineffectiveness. Gains and losses in accumulated other comprehensive income are reclassified to earnings when the related hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is immediately recognized in earnings. The cash flow impact of our derivatives is included in the same category in our Consolidated Statement of Cash Flows as the cash flows of the related hedged items.
The net gains or losses from cash flow hedges recognized in earnings or recorded in other comprehensive income, including gains or losses related to hedge ineffectiveness, were not material in fiscal 2018 and 2017. We do not expect the net gains or losses recognized in the “Accumulated other comprehensive loss” line item in our Consolidated Balance Sheet as of June 29, 2018 that will be reclassified to earnings from accumulated other comprehensive income within the next 12 months to be material.
Credit Risk
We are exposed to the risk of credit losses from non-performance by counterparties to the financial instruments discussed above, but we do not expect any of the counterparties to fail to meet their obligations. To manage credit risks, we select counterparties based on credit ratings, limit our exposure to any single counterparty under defined guidelines and monitor the market position with each counterparty.
The amount of assets and liabilities related to foreign currency forward contracts in our Consolidated Balance Sheet as of June 29, 2018 was immaterial. See our Consolidated Statement of Comprehensive Income for additional information on changes in accumulated other comprehensive loss for the three fiscal years ended June 29, 2018.